Schedule IV - Reinsurance Premiums Written and Premiums Earned (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Direct	$ 1,249.5	$ 1,305.7	$ 2,531.7	$ 2,341.4	$ 2,042.1
Assumed	875.7	1,045.6	1,807.0	1,597.0	1,656.4
Ceded	(774.7)	(845.2)	(1,442.7)	(1,350.7)	(1,120.7)
Net written premiums	1,350.5	1,506.1	2,896.0	2,587.7	2,577.8
Gross Amount	1,203.6	1,171.5	2,370.8	2,139.1	2,026.4
Assumed From Other Companies	755.7	776.9	1,617.2	1,479.2	1,612.0
Ceded	(671.9)	(621.2)	(1,299.3)	(1,207.8)	(1,110.9)
Net premiums earned	1,287.4	1,327.2	$ 2,688.7	$ 2,410.5	$ 2,527.5
Percentage of Amount Assumed to Net			60.10%	61.40%	63.80%
Gross written premiums	$ 2,125.2	$ 2,351.3	$ 4,338.7	$ 3,938.4	$ 3,698.5